Other Payables and Accruals	6 Months Ended
Jun. 30, 2023
Disclosure Of Other Payables And Accruals [Abstract]
Other Payables and Accruals
19.
OTHER PAYABLES AND ACCRUALS

	As of June 30, 2023	As of December 31, 2022
(In thousands of US$)	US$	US$
Payables in respect of research and development expenses	5,518	5,435
Accrued salaries and bonuses	1,849	2,475
Accrued other expenses	2,844	1,662
Accrued directors and officers insurance expenses	1,093	—
Deposit received for a potential out-licensing drug patent (note i)	1,000	1,000
Other payables	500	1,103
	12,804	11,675

Note i: During the year ended December 31, 2020, the Group signed an exclusive right of negotiation agreement with an independent third party (the "Independent Third Party") to negotiate out-licensing a drug patent to the Independent Third Party. Under the exclusive right of negotiation agreement, the Group had received a deposit of US$1.0 million which may be considered as consideration for the exclusive right of negotiation if the Independent Third Party has not identified any negative findings (as stated in the exclusive right of negotiation agreement) by March 2, 2021. Up to the date of this report, despite no negative findings have been identified, however the management of the Group considered the negotiation will not proceed further as it is found that a strategic investor invested into and licensed several drug patents (with similar feature of the Group's drug patent) to the Independent Third Party. Management of the Group expected to receive confirmation from Independent Third Party when the balance is settled.